UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21079

Trust for Advisor Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI			53202
(Address of principal executive offices)			(Zip code)

Gregory C. Bakken, 811 East Wisconsin Avenue Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-877-569-2382

Date of fiscal year end:	December 31, 2018

Date of reporting period:	June 30, 2018

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

JUNE 30, 2018

Hatteras Alpha Hedged Strategies Fund

TRUST FOR ADVISOR SOLUTIONS

For the period ended June 30, 2018

Table of Contents

Allocation of Portfolio Assets	1
Schedules of Investments	2
Statement of Assets and Liabilities	3
Statements of Operations	4
Statements of Changes in Net Assets	5
Notes to Financial Statements	6-12
Expense Example	13

TRUST FOR ADVISOR SOLUTIONS

Hatteras Alpha Hedged Strategies Fund

Financial Statements

For the period ended June 30, 2018

TRUST FOR ADVISOR SOLUTIONS

HATTERAS ALPHA HEDGED STRATEGIES FUND

Allocation of Portfolio Assets — June 30, 2018 (Unaudited)

Investments are a percentage of Total Investments.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS ALPHA HEDGED STRATEGIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

	Shares	Value
Underlying Funds — 97.0%
JPMorgan Hedged Equity Fund — R6 Class[b]	368,693	$7,182,133
LoCorr Macro Strategies Fund — Class I	504,417	4,201,797
Loomis Sayles Strategic Alpha Fund — Class Y	397,100	3,911,431
Vivaldi Merger Arbitrage Fund — Class Ib	523,776	5,489,175
Total Underlying Funds (Cost $21,006,435)		$20,784,536
Money Market Deposit Account — 3.1%
U.S. Bank N.A., 0.50%[a]	667,376	667,376
Total Money Market Fund (Cost $667,376)		667,376
Total Investments (Cost $21,673,811) — 100.1%		21,451,912
Liabilities in Excess of Other Assets — (0.1)%		(12,246)
Total Net Assets — 100.0%		$21,439,666

Percentages are stated as a percent of net assets.

a — The rate shown is as of June 30, 2018.

b — Value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Underlying Funds	$20,784,536	$—	$—	$20,784,536
Money Market Fund	667,376	—	—	667,376
Total Investments	$21,451,912	$—	$—	$21,451,912

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

Alpha
Assets:
Investments in securities, at value (cost $21,673,811)	$21,451,912
Receivable for Fund shares issued	705
Dividends and interest receivable	1,125
Receivable from Advisor	6,776
Prepaid expenses	37,124
Total Assets	21,497,642
Liabilities:
Payable for Fund shares redeemed	20,692
Accrued transfer agent fees	5,759
Accrued distribution fee	5,399
Accrued chief compliance officer fees	1,582
Accrued custody fees	244
Accrued administration and accounting fees	170
Accrued expenses and other liabilities	24,130
Total Liabilities	57,976
Net Assets	$21,439,666
Net Assets Consist of:
Shares of beneficial interest	$83,119,702
Undistributed net investment loss	(191,532)
Accumulated net realized loss	(61,266,605)
Net unrealized depreciation on investments	(221,899)
Total Net Assets	$21,439,666
Class A Shares
Net assets	$3,847,976
Shares outstanding (unlimited shares authorized, $0.001 par value)	392,720
Net asset value and redemption price per share	$9.80
Maximum offering price per share ($9.80 divided by 0.9525)	$10.29
Class C Shares
Net assets	$4,284,547
Shares outstanding (unlimited shares authorized, $0.001 par value)	461,758
Net asset value, redemption price and offering price per share	$9.28
Institutional Class Shares
Net assets	$13,307,143
Shares outstanding (unlimited shares authorized, $0.001 par value)	1,311,039
Net asset value, redemption price and offering price per share	$10.15

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)
Alpha
Investment Income:
Dividend income	$105,662
Interest income	6,110
Total Investment Income	111,772
Expenses:
Distribution fees (Class A Shares)	5,683
Distribution fees (Class C Shares)	24,599
Management fees	30,471
Administration and accounting fees	53,444
Audit fees	6,695
Chief compliance officer fees	6,582
Custody fees	2,309
Trustees' fees	11,094
Registration fees	23,694
Legal fees	21,892
Printing fees	12,918
Transfer agent fees	44,740
Other expenses	18,328
Total operating expenses	262,449
Fees recouped	40,855
Net Expenses	303,304
Net Investment Loss	(191,532)
Realized and Unrealized Loss on Investments:
Realized Loss on:
Investments	(86,044)
Net Realized Loss	(86,044)
Change in unrealized depreciation on:
Investments	(131,207)
Net Change in Unrealized Depreciation	(131,207)
Net Realized and Unrealized Loss on Investments	(217,251)
Net Decrease in Net Assets Resulting from Operations	$(408,783)

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS

STATEMENTS OF CHANGES IN NET ASSETS

HATTERAS ALPHA HEDGED STRATEGIES FUND	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income (loss)	$(191,532)	$62,277
Net realized gain (loss) on investments	(86,044)	13,615,899
Change in unrealized depreciation on investments	(131,207)	(11,885,484)
Net Increase (Decrease) in Net Assets Resulting from Operations	(408,783)	1,792,692
Dividends and Distributions to Shareholders:
Return of Capital:
Class A Shares	—	(446,761)
Class C Shares	—	(447,366)
Institutional Shares	—	(1,255,152)
Total Dividends and Distributions	—	(2,149,279)
Capital Share Transactions:
A Shares:
Proceeds from shares issued	106,101	250,042
Proceeds from shares issued to holders in reinvestment of dividends	—	387,021
Cost of shares redeemed	(2,204,502)	(7,944,135)
C Shares:
Proceeds from shares issued	150	49,020
Proceeds from shares issued to holders in reinvestment of dividends	—	375,794
Cost of shares redeemed	(1,249,190)	(5,351,916)
Institutional Shares:
Proceeds from shares issued	1,381,046	4,427,639
Proceeds from shares issued to holders in reinvestment of dividends	—	987,713
Cost of shares redeemed	(4,384,911)	(33,744,764)
Net Decrease in Net Assets from Capital Share Transactions	(6,351,306)	(40,563,586)
Total Decrease in Net Assets	(6,760,089)	(40,920,173)
Net Assets:
Beginning of period/year	28,199,755	69,119,928
End of period/year*	$21,439,666	$28,199,755
* Including undistributed net investment loss	$(191,532)	$—

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited)

1. ORGANIZATION

Trust for Advisor Solutions (the "Trust") (until August 1, 2016, Trust for Advisor Solutions was known as Hatteras Alternative Mutual Funds Trust) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is an open-ended management investment company issuing one diversified series of shares to investors. The financial statements contain the Hatteras Alpha Hedged Strategies Fund ("Alpha" or the "Fund"). Alpha commenced operations on September 23, 2002. As a mutual fund of funds, Alpha pursues its investment objective by investing in other affiliated and unaffiliated mutual funds (each an "Underlying Fund" and collectively, the "Underlying Funds"). The financial statements of the Underlying Funds are available from the SEC's EDGAR database at www.sec.gov.

Alpha offers Class A Shares, Class C Shares, and Institutional Shares. Effective at the close of business on October 14, 2016, the outstanding No Load shares of Alpha were exchanged for Class A shares of Alpha (the "Class Exchange"). The Class Exchange was completed based on the relative net asset value ("NAV") of each share class on October 14, 2016. Class A Shares for Alpha have a sales charge (load) of 4.75% (of the offering price). Class A Shares have an annual 12b-1 fee (distribution and servicing fees) of 0.25% and a contingent deferred sales charge of 1.00% for shares liquidated within 18 months of purchase. Class C Shares have a contingent deferred sales charge of 1.00% for shares liquidated within 364 days of purchase and an annual 12b-1 fee of 1.00%.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Trust.

Investment Valuation

Alpha generally does not make direct investments in securities or financial instruments, and invests substantially all of its assets in affiliated and non-affiliated investment companies at the stated net asset value, which equals fair value.

A summary of the inputs used to value the Fund's assets and liabilities as of June 30, 2018, is located in the table following the Fund's Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss

Investment and shareholder transactions are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the Fund are in conformity with U.S. GAAP.

Taxes and Distributions to Shareholders

The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2017. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change significantly. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits or uncertain tax positions in the Statement of Operations. During the year ended December 31, 2017, the Fund did not incur any interest or penalties.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2017, open Federal tax years include the tax years ended December 31, 2014 through December 31, 2017, and open North Carolina tax years include the tax years ended December 31, 2014 through December 31, 2017. The Fund has no tax examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund's expect the risk of loss to be remote.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited) (continued)

3. UNDERLYING FUNDS

Under a Fund-of-Funds structure, Alpha allocates its assets to Underlying Funds.

Investment Transactions

Cost of purchases and proceeds from sales of the Underlying Funds during the six months ended June 30, 2018 (excluding short-term investments) were as follows:

	Alpha
	Purchases	Sales
Underlying Funds	$105,662	$6,020,000
Total Purchases and Sales	$105,662	$6,020,000

4. FEDERAL INCOME TAXES

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows:

Alpha
Cost of Investments	$28,849,193
Gross tax unrealized appreciation	122,329
Gross tax unrealized depreciation	(227,976)
Net tax unrealized appreciation (depreciation)	$(105,647)

The differences between book and tax basis of investments is primarily attributable to the tax deferral of wash sales.

At December 31, 2017 the components of distributable earnings/(losses) on a tax basis were as follows:

Alpha
Net unrealized appreciation/(depreciation)	$(105,647)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Capital loss carryover	(61,165,606)
Accumulated other gain/(loss)	—
Total distributable earnings/(losses)	$(61,271,253)

The tax character of distributions for the Fund for the year ended December 31, 2017 was as follows:

Alpha
Distributions paid from:
Ordinary Income	$—
Long-term capital gain	—
Tax Return of Capital	2,149,279
Total distributions paid	$2,149,279

The tax character of distributions for the Funds for the year ended December 31, 2016 was as follows:

Alpha
Ordinary Income	$737,370
Long-term capital gain	—
Tax Return of Capital*	20,948
Total distributions paid	$758,318

*  Certain redemptions were deemed as distributions for income tax purposes due to the Alpha ownership of the respective Underlying Funds.

The Fund hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2016.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited) (continued)

4. FEDERAL INCOME TAXES (CONTINUED)

At December 31, 2017, the Fund deferred, on a tax basis, post-October and late year ordinary losses of:

	Post October Loss	Late Year Ordinary Loss
Alpha	$—	$—

As of December 31, 2017, the Fund had accumulated capital loss carryovers of:

Character	Capital Loss Carryover	Expires
Short-term	$(37,938)	Unlimited
Long-term	$(61,127,668)	Unlimited

For the year ended December 31, 2017, the following adjustments were made on the Statement of Assets and Liabilities for permanent tax adjustments:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital
Alpha	$336,164	$(73,120,057)	$72,783,893

Permanent differences relate to net operating loss forfeiture and realized losses in the current year due to the cumulative effect of the differing treatment for tax purposes of the liquidation of affiliated Underlying Funds.

5. RELATED PARTY TRANSACTIONS AND OTHER

Investment Advisor

Hatteras Funds, LP (the "Advisor") serves as the investment advisor to the Fund. Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Fund, and the Advisor (the "Advisory Agreement"), the Advisor is entitled to receive a monthly management fee in the amount of 0.25% of average daily net assets of the Fund.

The Advisor has contractually agreed to waive its management fees and/or pay expenses of the Fund to ensure that the Fund's total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, dividends and interest paid on short sales, brokerage commissions, acquired fund fees and expenses of non-affiliated investment companies, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed the annual rates described in the table below through at least the date specified below. The Fund's operating expenses limitation agreement can only be terminated upon a vote of the Board. Any waiver in management fee or payment of expenses made by the Advisor may be recouped by the Advisor from the Fund in, as discussed below, if the Advisor so requests.

	Class A	Class C	Institutional Class	End Date
Alpha	2.49%	3.24%	2.24%	4/30/2019

Any waiver is subject to later adjustments to allow the Advisor to recoup amounts previously waived to the extent actual fees and expenses for a fiscal period are less than the Fund's expense cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. During the six months ended June 30, 2018, the Advisor recouped $40,855. Amounts subject to future recoupment as of June 30, 2018 are as follows:

	Recoverable Amount	Year of Expiration
Alpha	$141,973	12/31/2020
Alpha	$450,720	12/31/2019
Alpha	$638,543	12/31/2018

Distribution

Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the "Distributor") for the Fund. The Advisor compensates the Distributor under a distribution agreement in place between the two entities. The Advisor is also responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Distributor receives an annual distribution and service (Rule 12b-1) fee equal to 0.25% of the Fund's Class A shares' average daily net assets. The Alpha Class C shares are subject to a Rule 12b-1 Distribution Plan in which the Advisor also compensates the Distributor in the amount of 1.00% of the average daily net assets attributable to Class C shares.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited) (continued)

5. RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Other Service Providers

U.S. Bancorp Fund Services, LLC ("USBFS" or the "Administrator") acts as the Fund's Administrator, Transfer Agent, and Fund Accountant and, in that capacity, performs various administrative and accounting services for the Fund. U.S. Bank, N.A. (the "Custodian"), an affiliate of USBFS, serves as the custodian to the Fund. Quasar Distributors, LLC (the "Sub-Distributor") acts as the Fund's sub-distributor. The Sub-Distributor is an affiliate of the Administrator. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian; coordinates the payment of the Fund's expenses and reviews the Fund's expense accruals. A Trustee and certain officers of the Trust are affiliated with the Administrator and Custodian. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, and custody services for the six months ended June 30, 2018 are disclosed in the Statement of Operations.

Effective January 1, 2017, the Administrator agreed to waive, through January 1, 2019, a portion of the fees charged to the Fund for services provided by the Administrator.

Trustees and Officers

The Fund pays each independent Trustee an annual retainer fee for service to the Fund. Each Trustee is also reimbursed by the Fund for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Alpha Class A	Alpha Class C	Alpha Institutional Class
Shares outstanding, December 31, 2016	1,293,997	1,080,667	4,204,713
Shares sold	23,747	5,117	406,994
Shares issued to shareholders in reinvestment of distributions	38,857	39,725	95,895
Shares redeemed	(751,049)	(529,413)	(3,100,847)
Shares outstanding, December 31, 2017	605,552	596,096	1,606,755
Shares sold	10,838	16	134,961
Shares issued to shareholders in reinvestment of distributions	—	—	—
Shares redeemed	(223,670)	(134,354)	(430,677)
Shares outstanding, June 30, 2018	392,720	461,758	1,311,039

7. OFFERING PRICE PER SHARE

The public offering price for Class A shares is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.75% for Alpha. A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 18 months of purchase. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the redemption value of the Class A Shares redeemed. Class C Shares include a 1.00% CDSC paid by shareholders that redeemed their shares within 364 days of purchase. As a result the redemption price may differ from the net asset value per share. The public offering price for Institutional Class shares are the respective net asset values. Sales charges are not an expense of Alpha and are not reflected in the financial statements. No payments to related parties were made during the six months ended June 30, 2018.

8. SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

9. SUBSTANTIAL DOUBT ABOUT THE FUND'S ABILITY TO CONTINUE AS A GOING CONCERN

Due to current level of net assets at June 30, 2018 and the net shareholder redemption activity during the six months ended June 30, 2018, management has determined there is a substantial doubt about the ability of the Fund to continue as a going concern for the six months ended June 30, 2018, following the issue date of the Fund's financial statements. Management and the Board are considering strategic alternatives for the Fund.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited) (continued)

TRUST FOR ADVISOR SOLUTIONS

FINANCIAL HIGHLIGHTS

	Class A
	Six Months Ended		Year Ended
Hatteras Alpha Hedged Strategies Fund	June 30, 2018 (Unaudited)		2017		2016		2015		2014		2013
Per Share Data(1):
Net Asset Value, Beginning of Period/Year	$9.95		$10.37		$10.81		$11.39		$11.54		$10.58
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.08	)(8)	0.01	(8)	(0.06)		(0.17)		(0.17)		(0.22)
Net realized and unrealized gain (loss) on investments	(0.07)		0.35		(0.23)		(0.39)		0.05		1.18
Total Gain (Loss) from Investment Operations	(0.15)		0.36		(0.29)		(0.56)		(0.12)		0.96
Less Dividends and Distributions:
Net investment income	—		—		(0.15)		(0.02)		(0.03)		—
Return of Capital	—		(0.78)		—		—		—		—
Total Dividends and Distributions	—		(0.78)		(0.15)		(0.02)		(0.03)		—
Net Asset Value, End of Period/Year	$9.80		$9.95		$10.37		$10.81		$11.39		$11.54
Total Return	(1.51	)%(9)	3.46%		(2.64)%		(4.93)%		(1.05)%		9.07%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period/year	$3,848		$6,024		$13,418		$7,159		$11,631		$9,704
Ratio of expenses including dividend and interest expense to average net assets:(4)(5)	2.49	%(7)(10)	2.61	%(3)(7)	3.92	%(3)	4.62	%(3)	4.39	%(3)	4.65	%(3)
Ratio of expenses excluding dividend and interest expense to average net assets:(5)	2.49	%(7)(10)	2.49	%(3)(7)	3.01	%(3)	3.49	%(3)	3.49	%(3)	3.99	%(3)
Ratio of net investment income (loss) including dividend and interest expense to average net assets:	(1.61	)%(8)(10)	0.14	%(8)	(0.62)%		(1.49)%		(1.50)%		(2.00)%
Ratio of dividend and interest expense to average net assets:(4)	0.00	%(10)	0.12%		0.91%		1.13%		0.90%		0.66%
Portfolio turnover rate(6)	1	%(9)	123%		60%		30%		32%		52%

(1)  Information presented relates to a share of capital stock outstanding for the entire period/year.

(2)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period/year.

(3)  Includes expenses from the affiliated Underlying Funds in which the Fund invests. For the years ended December 31, 2017, December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, the indirect annualized expense ratio for such expenses is 1.07%, 2.00%, 2.00%, 2.00%, and 1.99%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(4)  Includes dividend and interest expense from Underlying Funds in which the Fund invests.

(5)  Amount presented is net of waiver. For the six months ended June 30, 2018 and the years ended December 31, 2017, December 31, 2016, December 31, 2015, December 31, 2014, and December 31, 2013, the ratio of expenses gross of recoupment/(waiver) is 2.14%, 2.77%, 4.59%, 5.22%, 4.99%, and 4.75%, respectively.

(6)  The portfolio turnover rates shown here represent the Fund's investments in Underlying Funds. The portfolio turnover rate of the Underlying Funds is available from the SEC's EDGAR database at www.sec.gov.

(7)  Does not include expenses of the unaffiliated Underlying Funds in which the Fund invests.

(8)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the unaffiliated Underlying Funds in which the Fund invests. The ratio does not include net investment income of the unaffiliated Underlying Funds in which the Fund invests.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited) (continued)

TRUST FOR ADVISOR SOLUTIONS (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Class C
	Six Months Ended		Year Ended
Hatteras Alpha Hedged Strategies Fund	June 30, 2018 (Unaudited)		2017		2016		2015		2014		2013
Per Share Data(1):
Net Asset Value, Beginning of Period/Year	$9.45		$9.96		$10.31		$10.93		$11.13		$10.28
Gain (Loss) from Investment Operations:
Net investment loss(2)	(0.11	)(8)	(0.05	)(8)	(0.17)		(0.24)		(0.25)		(0.29)
Net realized and unrealized gain (loss) on investments	(0.06)		0.32		(0.18)		(0.37)		0.05		1.14
Total Gain (Loss) from Investment Operations	(0.17)		0.27		(0.35)		(0.61)		(0.20)		0.85
Less Dividends and Distributions:
Net investment income	—		—		—		(0.01)		—		—
Return of Capital	—		(0.78)		—		—		—		—
Total Dividends and Distributions	—		(0.78)		—		(0.01)		—		—
Net Asset Value, End of Period/Year	$9.28		$9.45		$9.96		$10.31		$10.93		$11.13
Total Return	(1.80	)%(9)	2.70%		(3.39)%		(5.58)%		(1.80)%		8.27%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period/year	$4,285		$5,636		$10,767		$24,009		$30,313		$26,131
Ratio of expenses including dividend and interest expense to average net assets:(4)(5)	3.24	%(7)(10)	3.36	%(3)(7)	4.73	%(3)	5.37	%(3)	5.14	%(3)	5.40	%(3)
Ratio of expenses excluding dividend and interest expense to average net assets:(5)	3.24	%(7)(10)	3.24	%(3)(7)	3.82	%(3)	4.24	%(3)	4.24	%(3)	4.74	%(3)
Ratio of net investment loss including dividend and interest expense to average net assets:	(2.33	)%(8)(10)	(0.48	)%(8)	(1.68)%		(2.24)%		(2.25)%		(2.75)%
Ratio of dividend and interest expense to average net assets:(4)	0.00	%(10)	0.12%		0.91%		1.13%		0.90%		0.66%
Portfolio turnover rate(6)	1	%(9)	123%		60%		30%		32%		52%

(1)  Information presented relates to a share of capital stock outstanding for the entire period/year.

(2)  Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.

(3)  Includes expenses from the affiliated Underlying Funds in which the Fund invests. For the years ended December 31, 2017, December 31, 2016, December 31, 2015, December 31, 2014, and December 31, 2013, the indirect annualized expense ratio for such expenses is 1.07%, 2.00%, 2.00%, 2.00%, and 1.99%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(4)  Includes dividend and interest expense from Underlying Funds in which the Fund invests.

(5)  Amount presented is net of waiver. For the six months ended June 30, 2018 and the years ended December 31, 2017, December 31, 2016, December 31, 2015, December 31, 2014, and December 31, 2013, the ratio of expenses gross of waiver is 2.91%, 3.53%, 5.39%, 5.97%, 5.74%, and 5.50%, respectively

(6)  The portfolio turnover rates shown here represent the Fund's investments in Underlying Funds. The portfolio turnover rate of the Underlying Funds is available from the SEC's EDGAR database at www.sec.gov.

(7)  Does not include expenses of the unaffiliated Underlying Funds in which the Fund invests.

(8)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the unaffiliated Underlying Funds in which the Fund invests. The ratio does not include net investment income of the unaffiliated Underlying Funds in which the Fund invests.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited) (continued)

TRUST FOR ADVISOR SOLUTIONS (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional Class
	Six Months Ended		Year Ended
Hatteras Alpha Hedged Strategies Fund	June 30, 2018 (Unaudited)		2017		2016		2015		2014		2013
Per Share Data(1):
Net Asset Value, Beginning of Period/Year	$10.29		$10.69		$11.05		$11.65		$11.80		$10.72
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.07	)(8)	0.04	(8)	(0.07)		(0.12)		(0.12)		(0.11)
Net realized and unrealized gain (loss) on investments	(0.07)		0.34		(0.18)		(0.39)		0.05		1.20
Total Gain (Loss) from Investment Operations	(0.14)		0.38		(0.25)		(0.51)		(0.07)		1.09
Less Dividends and Distributions:
Net investment income	—		—		(0.11)		(0.09)		(0.08)		(0.01)
Return of Capital	—		(0.78)		—		—		—		—
Total Dividends and Distributions	—		(0.78)		(0.11)		(0.09)		(0.08)		(0.01)
Net Asset Value, End of Period/Year	$10.15		$10.29		$10.69		$11.05		$11.65		$11.80
Total Return	(1.36	)%(9)	3.55%		(2.23)%		(4.40)%		(0.57)%		10.12%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period/year	$13,307		$16,540		$44,935		$282,405		$529,205		$404,840
Ratio of expenses including dividend and interest expense to average net assets:(4)(5)	2.24	%(7)(10)	2.36	%(3)(7)	3.66	%(3)	4.12	%(3)	3.89	%(3)	3.65	%(3)
Ratio of expenses excluding dividend and interest expense to average net assets:(5)	2.24	%(7)(10)	2.24	%(3)(7)	2.75	%(3)	2.99	%(3)	2.99	%(3)	2.99	%(3)
Ratio of net investment income (loss) including dividend and interest expense to average net assets:	(1.31	)%(8)(10)	0.32	%(8)	(0.66)%		(0.99)%		(1.00)%		(1.00)%
Ratio of dividend and interest expense to average net assets:(4)	0.00	%(10)	0.12%		0.91%		1.13%		0.90%		0.66%
Portfolio turnover rate(6)	1	%(9)	123%		60%		30%		32%		52%

(1)  Information presented relates to a share of capital stock outstanding for the entire period/year.

(2)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period/year.

(3)  Includes expenses from the affiliated Underlying Funds in which the Fund invests. For the years ended December 31, 2017, December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, the indirect annualized expense ratio for such expenses is 1.07%, 2.00%, 2.00%, 2.00% and, 1.99%, respectively, for the annual operating expenses. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

(4)  Includes dividend and interest expense from Underlying Funds in which the Fund invests.

(5)  Amount presented is net of waiver. For the six months ended June 30, 2018 and the years ended December 31, 2017, December 31, 2016, December 31, 2015, December 31, 2014, and December 31, 2013, the ratio of expenses gross of waiver is 1.91%, 2.50%, 3.96%, 4.22%, 3.99%, and 3.75%, respectively.

(6)  The portfolio turnover rates shown here represent the Fund's investments in Underlying Funds. The portfolio turnover rate of the Underlying Funds is available from the SEC's EDGAR database at www.sec.gov.

(7)  Does not include expenses of the unaffiliated Underlying Funds in which the Fund invests.

(8)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the unaffiliated Underlying Funds in which the Fund invests. The ratio does not include net investment income of the unaffiliated Underlying Funds in which the Fund invests.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS

EXPENSE EXAMPLE

June 30, 2018 (Unaudited)

HATTERAS ALPHA HEDGED STRATEGIES FUND

Based on Actual Total Return1

	Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class A
Actual	(1.51)%	$1,000.00	$984.92	2.49%	$12.25
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,012.45	2.49%	12.42
Class C
Actual	(1.80)%	1,000.00	982.01	3.24%	15.92
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,008.73	3.24%	16.14
Institutional Shares
Actual	(1.36)%	1,000.00	986.39	2.24%	11.03
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,013.69	2.24%	11.18

1  For the six months ended June 30, 2018.

2  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

3  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

INVESTMENT ADVISOR

Hatteras Funds, LP
8510 Colonnade Center Drive, Suite 150
Raleigh, NC 27615

DISTRIBUTOR

Hatteras Capital Distributors, LLC
8510 Colonnade Center Drive, Suite 150
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

LEGAL COUNSEL

Drinker, Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

TOLL FREE TELEPHONE NUMBER:

1-877-569-2382

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without  charge upon request by calling 1-877-569-2382

The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Fund's website, www.hatterasfunds.com, or on the SEC's website, at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available without charge upon request by calling 1-877-569-2382; or on the SEC's website, at www.sec.gov.

The Trust files a Form N-Q with the Securities and Exchange Commission (the "SEC") no more than sixty days after the Trust's first and third fiscal quarters. For the Trust, this would be for the fiscal quarters ending March 31 and September 30. Form N-Q includes a complete schedule of the Trust's portfolio holdings as of the end of those fiscal quarters. The Trust's N-Q filings can be found free of charge on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

To reduce expenses, the Fund may mail only one copy of the Fund's prospectuses, proxy statements, information statements, and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-877-569-2382 or contact your financial institution. You will begin receiving individual copies thirty days after receiving your request.

This report must be accompanied or preceded by the Fund's current prospectus.

HATTERASFUNDS.COM / T: 919.846.2324 / F: 919.846.3433
6601 SIX FORKS ROAD / SUITE 340 / RALEIGH, NC 27615-6520

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)         Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Advisor Solutions

By (Signature and Title)	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	8/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	8/28/2018

By (Signature and Title)	/s/ Michael J. Belland
Michael J. Belland, Treasurer/Principal Financial Officer

Date	8/28/2018